Summary of Investments Other Than Investments in Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary Of Investments Other Than Investments In Related Parties [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN
INVESTMENTS IN RELATED PARTIES
December 31, 2013
(in millions)

Type of Investment	Cost	Fair Value	Amount at Which Shown in the Balance Sheets(1)
Fixed maturity securities:
Bonds:
United States government and government agencies and authorities	$490	$501	$501
State and political subdivisions	313	321	321
Foreign governments(2)	4,594	5,268	5,268
Public utilities	1,904	1,978	1,978
Mortgage-backed and asset-backed securities	9,793	10,133	10,133
All other corporate bonds	3,177	3,273	3,273
Total fixed maturity securities	20,271	21,474	21,474
Equity securities:
Non-redeemable preferred stock	82	82	82
Other equity securities	327	324	324
Total equity securities	409	406	406
Mortgage loans on real estate	2,487		2,487
Policy loans	1,244		1,244
Funds withheld at interest	5,772		5,772
Short-term investments	139		139
Other invested assets	919		919
Total investments	$31,241		$32,441

(1)	Fixed maturity securities are classified as available-for-sale and carried at fair value.

(2)	Includes fixed maturities directly issued by foreign governments, supranational and foreign government-sponsored enterprises.